Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	$ 547,865	$ 1,571,991
Pingxiang Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	2,490	163,310
Yichun Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	167,468	294,547
Puyang Guozheng New Energy Vehicle Sales Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	54,144	51,752
Wanzai Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	78,384	179,515
Xinyu Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	151,253	308,934
Liuyang Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		133,501
Yudu Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		84,393
Gao’an Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	36,847	35,219
Jiujiang Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		52,720
Pingjiang Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		37,587
Quanzhou Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	20,135	34,188
Loudi Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		89,728
Huaihua Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		7,471
Xuzhou Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		17,184
Guangzhou Jiuzi New Energy Vehicle Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable
Dongming Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	9,849	59,560
Yulin Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	$ 27,295	$ 22,382